UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

KF Griffin Blue Chip and Covered Call Fund

March 31, 2014

Klingenstein, Fields & Co., LLC

125 Park Avenue, 17th Floor

New York, NY 10017

KF Griffin Blue Chip and Covered Call Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, compared to its benchmark:

Since Inception(a)
Class A	5.10%
Class A with 5.75% load	(0.94)%
Class C	4.74%
Class I	5.25%
CBOE S&P 500 Buy-Write Index(b)	8.81%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation) at 1.50% of the Fund’s average daily net assets through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.Without these waivers, the Fund's total annual operating expenses would have been 2.08%, 2.83%, and 1.83% for the Fund's Class A, Class C, and Class I shares, per the October 3, 2013, prospectus, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-499-2321.

(a) KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013
(b) The "CBOE S&P 500 Buy-Write Index", benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

Top 10 Holdings by Industry	% of Net Assets
Banks	11.1%
Retail	11.1%
Pharmaceuticals	10.3%
Oil & Gas	10.2%
Semiconductors	7.4%
Healthcare - Products	7.2%
Miscellaneous Manufacturing	6.1%
Transportation	4.5%
Softwares	4.1%
Computers	4.1%
Other / Cash & Cash Equivalents	23.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's Holdings

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value

	COMMON STOCKS (a) - 90.9%
	BANKS - 11.1%
5,700	BB&T Corp.	$ 228,969
5,000	HSBC Holdings PLC ADR	254,150
6,000	Wells Fargo & Co.	298,440
		781,559
	BEVERAGES - 3.8%
7,000	Coca-Cola Co.	270,620

	COMPUTERS - 4.1%
1,500	IBM Corp.	288,735

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
3,000	Emerson Electric Company	200,400

	ELECTRONICS - 2.6
2,000	Honeywell International, Inc.	185,520

	FOOD - 2.1%
4,000	Sysco Corp.	144,520

	HEALTHCARE - PRODUCTS - 7.2%
4,000	Baxter International, Inc.	294,320
3,500	Medtronic, Inc.	215,390
		509,710
	IRON & STEEL - 3.6%
5,000	Nucor Corp.	252,700

	MISCELLANEOUS MANUFACTORING - 6.1%
2,000	Danaher Corp.	150,000
10,700	General Eletric Company	277,023
		427,023
	OIL & GAS - 10.2%
3,500	Devon Energy Corp.	234,255
2,000	Exxon Mobil Corp.	195,360
4,000	Royal Dutch Shell PLC ADR	292,240
		721,855
	PHARMACEUTICALS - 10.3%
7,000	Abbott Labs	269,570
4,100	AbbVie, Inc.	210,740
1,000	Merck & Co., Inc.	56,770
2,200	Novartis Ag ADR	187,044
		724,124

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2014
Shares		Value

	RETAIL - 11.1%
5,000	Target Corp.	$ 302,550
3,500	Wal Mart Stores, Inc.	267,505
3,200	Walgreen Co.	211,296
		781,351
	SEMICONDUCTORS - 7.4%
8,500	Intel Corporation	219,385
3,800	Qualcomm, Inc.	299,668
		519,053
	SOFTWARES - 4.1%
7,100	Microsoft Corp.	291,029

	TRANSPORTATION - 4.4%
6,000	C H Robinson Worldwide, Inc.	314,340

	TOTAL COMMON STOCKS (Cost $6,092,006)	6,412,539

	SHORT-TERM INVESTMENTS - 12.8%
907,052	Fidelity Institutional Money Market Fund, Institutional Class, 0.01%**	907,052
	(Cost $907,052)

	TOTAL INVESTMENTS - 103.7% (Cost $6,999,058) (b)	$ 7,319,591
	TOTAL CALL OPTIONS WRITTEN - (3.2)% (Proceeds $147,385)	(223,849)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(37,566)
	TOTAL NET ASSETS - 100.0%	$ 7,058,176

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (3.2)%*
7	AbbVie, Inc.
	Expiration May 2014, Exercise Price $52.50	735
34	AbbVie, Inc.
	Expiration August 2014, Exercise Price $57.50	2,686
14	Abbott Labs
	Expiration May 2017, Exercise Price $39.00	952
54	Abbott Labs
	Expiration August 2014, Exercise Price $41.00	3,402
5	Baxter International, Inc.
	Expiration May 2014, Exercise Price $72.50	1,175
18	Baxter International, Inc.
	Expiration August 2014, Exercise Price $70.00	9,180
17	Baxter International, Inc.
	Expiration August 2014, Exercise Price $75.00	3,893
55	BB&T Corp.
	Expiration September 2014, Exercise Price $36.00	25,025
5	CH Robinson Worldwide, Inc.
	Expiration May 2014, Exercise Price $55.00	425
25	CH Robinson Worldwide, Inc.
	Expiration August 2014, Exercise Price $60.00	1,313
8	CH Robinson Worldwide, Inc.
	Expiration August 2014, Exercise Price $57.50	760
20	Danaher Corp.
	Expiration September 2014, Exercise Price $82.50	2,350

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2014
Shares		Value

6	Devon Energy Corp.
	Expiration April 2014, Exercise Price $65.00	$ 1,350
6	Devon Energy Corp.
	Expiration July 2014, Exercise Price $65.00	2,322
5	Devon Energy Corp.
	Expiration July 2014, Exercise Price $70.00	825
12	Devon Energy Corp.
	Expiration October 2014, Exercise Price $72.50	2,352
6	Devon Energy Corp.
	Expiration October 2014, Exercise Price $75.00	750
30	Emerson Electric Co.
	Expiration September 2014, Exercise Price $70.00	4,620
75	General Electric Co.
	Expiration September 2014, Exercise Price $27.00	4,950
20	Honeywell International, Inc.
	Expiration September 2014, Exercise Price $97.50	3,940
10	HSBC Holdings PLC
	Expiration June 2014, Exercise Price $55.00	235
15	HSBC Holdings PLC
	Expiration June 2014, Exercise Price $57.50	105
10	HSBC Holdings PLC
	Expiration September 2014, Exercise Price $52.50	1,280
5	International Business Machines
	Expiration April 2014, Exercise Price $185.00	4,705
10	International Business Machines
	Expiration April 2014, Exercise Price $190.00	5,760
85	Intel Corp.
	Expiration April 2014, Exercise Price $25.00	9,095
20	Coca-Cola Co.
	Expiration April 2014, Exercise Price $38.00	1,720
30	Coca-Cola Co.
	Expiration November 2014, Exercise Price $41.00	2,070
29	Medtronic, Inc.
	Expiration August 2014, Exercise Price $62.50	5,945
16	Microsoft Corp.
	Expiration July 2014, Exercise Price $39.00	4,784
30	Microsoft Corp.
	Expiration October 2014, Exercise Price $38.00	12,840
25	Microsoft Corp.
	Expiration October 2014, Exercise Price $41.00	5,800
50	Nucor Corp.
	Expiration October 2014, Exercise Price $55.00	6,600
22	Novartis AG
	Expiration April 2014, Exercise Price $82.50	6,160
38	Qualcomm, Inc.
	Expiration April 2014, Exercise Price $75.00	15,352
17	Royal Dutch Shell PLC
	Expiration July 2014, Exercise Price $72.50	3,740
11	Royal Dutch Shell PLC
	Expiration April 2014, Exercise Price $70.00	3,740
12	Royal Dutch Shell PLC
	Expiration April 2014, Exercise Price $72.50	1,392

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2014
Shares		Value

37	Sysco Corp.
	Expiration August 2014, Exercise Price $35.00	$ 6,475
50	Target Corp.
	Expiration October 2014, Exercise Price $65.00	6,000
26	Walgreen Co.
	Expiration April 2014, Exercise Price $65.00	5,096
55	Wells Fargo & Co.
	Expiration April 2014, Exercise Price $45.00	26,289
5	Wells Fargo & Co.
	Expiration July 2014, Exercise Price $48.00	1,270
9	Wal-Mart Stores, Inc.
	Expiration June 2014, Exercise Price $77.50	1,035
26	Wal-Mart Stores, Inc.
	Expiration September 2014, Exercise Price $80.00	2,756
20	Exxon Mobil Corp.
	Expiration April 2014, Exercise Price $92.50	10,600
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $147,385)	223,849

ADR- American Debositary Receipt
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2014
*** One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,851,673 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 413,350
	Unrealized depreciation	(169,282)
	Net unrealized appreciation	$ 244,068

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment securities:
At cost	$ 6,999,058
At value	$ 7,319,591
Dividends and interest receivable	18,102
Prepaid expenses and other assets	3,993
TOTAL ASSETS	7,341,686

LIABILITIES
Options written, at value (Proceeds $ 147,385)	223,849
Investment manager fees payable	258
Distribution (12b-1) fees payable	7,288
Payable for investments purchased	51,026
Fees payable to other affiliates	1,089
TOTAL LIABILITIES	283,510
NET ASSETS	$ 7,058,176

Composition of Net Assets:
Paid in capital	$ 6,744,823
Accumulated net investment income	11,526
Accumulated net realized gain from investment transactions	57,758
Net unrealized appreciation of investments	244,069
NET ASSETS	$ 7,058,176

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 6,909,730
Shares of beneficial interest outstanding (a)	659,037
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 10.48
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 11.12

Class C Shares:
Net Assets	$ 1,046
Shares of beneficial interest outstanding (a)	100
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.46

Class I Shares:
Net Assets	$ 147,400
Shares of beneficial interest outstanding (a)	14,046
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.49
(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period* Ended March 31, 2014

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,810)	$ 81,931
Interest	154
TOTAL INVESTMENT INCOME	82,085

EXPENSES
Investment management fees	37,122
Distribution (12b-1) fees:
Class A	7,284
Class C	4
Professional fees	9,197
Administration fees	7,081
Compliance officer fees	6,878
MFund service fees	5,186
Printing and postage expenses	2,922
Custodian fees	2,246
Trustees fees and expenses	1,667
Non 12b-1 shareholder servicing fees	468
Other expenses	580
TOTAL EXPENSES	80,635

Less: Fees waived by the Manager	(30,076)
NET EXPENSES	50,559

NET INVESTMENT INCOME	31,526

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	59,989
Written Options	(2,231)
Net realized gain from investments	57,758
Net change in unrealized appreciation (depreciation) on:
Investments	320,533
Written Options	(76,464)
Net change in unrealized appreciation on investments	244,069

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	301,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 333,353
* KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
Ended March 31, 2014
(Unaudited)*
FROM OPERATIONS
Net investment income	$ 31,526
Net realized gain from investments	57,758
Net change in unrealized appreciation on investments	244,069
Net increase in net assets resulting from operations	333,353

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(19,517)
Class C	(1)
Class I	(482)
Net decrease in net assets from distributions to shareholders	(20,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,582,751
Class C	1,000
Class I	141,121
Net asset value of shares issued in reinvestment of distributions:
Class A	19,517
Class C	1
Class I	448
Payments for shares redeemed:
Class I	(15)
Net increase in net assets from shares of beneficial interest	6,744,823

TOTAL INCREASE IN NET ASSETS	7,058,176

NET ASSETS
Beginning of Period	-
End of Period **	$ 7,058,176
**Includes accumulated net investment income of:	$ 11,526
* KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period
Ended March 31, 2014
(Unaudited)*
SHARE ACTIVITY
Class A:
Shares Sold	657,126
Shares Reinvested	1,912
Net increase in shares of beneficial interest outstanding	659,037

Class C:
Shares Sold	100
Net increase in shares of beneficial interest outstanding	100

Class I:
Shares Sold	14,003
Shares Reinvested	43
Net increase in shares of beneficial interest outstanding	14,046
* KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A
	Period
	Ended
	March 31, 2014
	(Unaudited)(1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment gain (loss) (6)	0.05
Net realized and unrealized
gain on investments	0.46
Total from investment operations	0.51

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$ 10.48

Total return (2)	5.10%	(5)

Net assets, at end of period (000s)	$ 6,910

Ratio of gross expenses to average
net assets (3)	2.71%	(4)
Ratio of net expenses to average
net assets	1.75%	(4)
Ratio of net investment gain (loss)
to average net assets	1.05%	(4)

Portfolio Turnover Rate	12%	(5)

(1)	The KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5) Not annualized.
(6)	Per share amounts calculated using the average shares method.

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class C
	Period
	Ended
	March 31, 2014
	(Unaudited)(1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment gain (loss) (6)	0.01
Net realized and unrealized
gain on investments	0.46
Total from investment operations	0.47

Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
	-
Net asset value, end of period	$ 10.46

Total return (2)	4.74%	(5)

Net assets, at end of period (000s)	$ 1

Ratio of gross expenses to average
net assets (3)	3.46%	(4)
Ratio of net expenses to average
net assets	2.50%	(4)
Ratio of net investment gain (loss)
to average net assets	0.24%	(4)

Portfolio Turnover Rate	12%	(5)

(1)	The KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5) Not annualized.
(6)	Per share amounts calculated using the average shares method.

See accompanying notes to financial statements.

KF GRIFFIN BLUE CHIP AND COVERED CALL FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I
	Period
	Ended
	March 31, 2014
	(Unaudited)(1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment gain (loss) (6)	0.05
Net realized and unrealized
gain on investments	0.47
Total from investment operations	0.52

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
	-
Net asset value, end of period	$ 10.49

Total return (2)	5.25%	(5)

Net assets, at end of period (000s)	$ 147

Ratio of gross expenses to average
net assets (3)	2.46%	(4)
Ratio of net expenses to average
net assets	1.50%	(4)
Ratio of net investment gain (loss)
to average net assets	1.25%	(4)

Portfolio Turnover Rate	12%	(5)

(1)	The KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5) Not annualized.
(6)	Per share amounts calculated using the average shares method.

See accompanying notes to financial statements.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (“the Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include the following series: KF Griffin Blue Chip and Covered Call Fund (the “Fund”). The Fund is a separate non-diversified series of the Trust. The Trust currently consists of twenty-eight series. Klingenstein, Fields & Co., LLC. (the "Manager"), acts as manager to the Fund. Griffin Asset Management, Inc. (the “Sub-Advisor”), serves as the Fund’s Sub-Advisor. The KF Griffin Blue Chip and Covered Call Fund commenced operations on October 18, 2013. The Fund’s investment objective is to seek to provide total return with lower volatility than equity markets in general.

The Fund offers three classes of shares:  Class A, Class C and Class I shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets measured at fair value:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks	$ 7,319,591	$ -	$ 7,319,591
Total	$ 7,319,591	$ -	$ 7,319,591

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Call Options Written	$ (223,849)	$ -	$ (223,849)
Total	$ (223,849)	$ -	$ (223,849)

(a) As of and during the period ended March 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. For a detailed break-out of Common Stocks by Industry classification, please refer to the Schedule of Investments.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$ (223,849)
Total		$ (223,849)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2014 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Realized and Unrealized Gain (Loss) on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net realized loss from options written	$ (2,231)
Options written	Equity Risk	Net change in unrealized depreciation on options written	(76,464)
Total			$ (78,695)

The table in Note 3 is an indication of volume in the Funds’ derivative activity.

Offsetting of Financial Assets and Derivative Assets –

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2014.

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Written Options	$ 223,849	(1)	$ -	$ 223,849	$ -	$ 223,849	(2)	$ -
Total	$ 223,849		$ -	$ 223,849	$ -	$ 223,849		$ -

(1) Written options at value as presented in the Portfolio of Investments.

(2) The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the period ended March 31, 2014, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2014, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions are expected to be taken in the Fund’s 2014 tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax returns is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on debt securities over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(2)

INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 7,135,917	$ 744,079

(3) OPTIONS WRITTEN

During the period ended March 31, 2014 the Fund’s realized loss on option contracts subject to equity price risk amounted to $2,231, which serves as an indicator of the volume of derivative activity for the Funds during the period.

A summary of option contracts written by the Funds during the period ended March 31, 2014, were as follows:

	Written Options
	Number of Options *	Option Premiums

Options outstanding at beginning of year	-	$ -
Options written	1,967	233,888
Options exercised	(86)	(6,591)
Options closed	(585)	(57,952)
Options expired	(211)	(21,960)
Options outstanding at end of year	1,085	$ 147,385

* One option contract is equivalent to one hundred shares of common stock.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Klingenstein, Fields & Co., LLC. acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Griffin Asset Management, Inc. serves as the Fund’s Sub-Advisor. The Manager pays the Sub-Advisor pursuant to the Sub-Advisory Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended March 31, 2014, management fees of $37,122 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions; leverage interest, dividends on securities sold short; taxes; costs of investing in underlying funds; expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation) at 1.50% of the Fund’s average daily net assets through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.

For the period ended March 31, 2014, the Manager waived management fees of $30,076. As of March 31, 2014, the Manager may recapture $30,076 before September 30, 2017 subject to the terms of the Expense Limitation Agreement.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended March 31, 2014, the Fund incurred $5,186 for such fees.

KF Griffin Blue Chip and Covered Call Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended.  Prior to April 1, 2014 Trustees received a quarterly retainer of $250.  The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust and Mutual Fund Series Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds.  The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class C shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Trust has not adopted a plan for Class I shares. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

(5)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

KF Griffin Blue Chip and Covered Call Fund

EXPENSE EXAMPLES

March 31, 2014 (Unaudited)

As a shareholder of the KF Griffin Blue Chip and Covered Call Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the KF Griffin Blue Chip and Covered Call Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the KF Griffin Blue Chip and Covered Call Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,051.00	$8.11	1.75%
Class C	1,000.00	1,047.40	11.57	2.50
Class I	1,000.00	1,052.50	6.96	1.50

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,016.29	$8.85	1.75%
Class C	1,000.00	1,012.53	12.61	2.50
Class I	1,000.00	1,017.55	7.59	1.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (165) divided by the number of days in the fiscal year (365).

**Annualized.

KF Griffin Blue Chip and Covered Call Fund

Additional Information (Unaudited)

March 31, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the KF Griffin Blue Chip Covered Call Fund

In connection with the regular meeting held on August 28, 2013, the Board of Trustees of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), discussed the approval of a management agreement between the Trust, with respect to the KF Griffin Blue Chip Covered Call Fund (the “Fund”), and Klingenstein, Fields & Co., LLC (“Klingenstein”) (the “Management Agreement”).  In considering the approval of the Management Agreement, the Trustees received materials specifically related to the Management Agreement.

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed Klingenstein’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, Klingenstein’s proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund (“Klingenstein 15(c) Response”).

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  The Board referred to the performance information contained in the Klingenstein 15(c) Response and noted the impressive performance of the Klingenstein Fields Global Fund, LP (“KF Fund”) managed by Klingenstein.  The Board noted that Klingenstein is proposing to delegate the primary day-to-day portfolio management function to Griffin Asset Management, Inc. (“Griffin”). A Trustee stated that Klingenstein will have primary responsibility for supervising the activities of Griffin and will oversee Griffin’s investment and operating activities to ensure compliance with the investment objectives, investment guidelines and trading restrictions and applicable compliance and operational requirements.  The Board then discussed the KF Fund’s performance and noted that, although the investment strategies of the KF Fund are not similar to those of the Fund, Klingenstein’s successful management of a pooled investment vehicle was a positive indication of Klingenstein potential to deliver favorable returns.

The Trustees then considered Klingenstein’s duties under the terms of the Management Agreement and the quality services to be provided to the Trust. They discussed Klingenstein’s intended daily review of the Fund’s portfolio trades.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by Klingenstein, the Trustees reviewed Klingenstein’s estimates of profitability.  The Trustees noted that Klingenstein is proposing to charge 1.25% of the Fund’s average daily nets assets for its services, of which 50% would be retained by Klingenstein and 50% paid to Griffin.  The Board noted that

KF Griffin Blue Chip and Covered Call Fund

Additional Information (Unaudited)(Continued)

March 31, 2014

 Klingenstein estimated a modest amount of profit for the first year.  Based on their review, the Trustees concluded that they were satisfied that Klingenstein’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund and compared them to the average management fee and expense ratio of the peer group funds, and the Morningstar Large Blend and Morningstar Long-Short Equity categories. The Trustees noted that the Fund’s management fee and net expenses were higher than the average of the peer group and the Morningstar Large Blend category but lower than the Morningstar Long-Short category average. The Trustees further noted that although the Fund’s management fee was higher than the average of its peer group, the new Fund’s investment strategy reflected a sophisticated approach and will be actively managed. After further discussion, the Trustees concluded that the Fund’s proposed management fee was acceptable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that, if the Fund grows significantly, breakpoints may be an appropriate way for Klingenstein to share the economies of scale with the Fund and its shareholders.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and further the Fund’s expected average assets for the first year was very small, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Fund’s shareholders.

Consideration and Approval of Sub-Advisory Agreement Between Klingenstein, Fields & Co., LLC and Griffin Asset Management with respect to the KF Griffin Blue Chip Covered Call Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Sub-Advisory Agreement Klingenstein, Fields & Co., LLC (“Klingenstein”) and Griffin Asset Management (“Griffin”) on behalf of the KF Griffin Blue Chip Covered Call Fund (the “ Fund”) (the “Sub-Advisory Agreement”), at a meeting of the Board of Trustees held on August 28, 2013.

In connection with their deliberations, the Trustees discussed the Sub-Advisory Agreement.  The Trustees reviewed materials prepared by Griffin and noted that Griffin is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

With respect to the investment performance of Griffin, a Trustee referred the Board to the performance information contained in the Griffin’s 15(c) report (the “Griffin 15(c) Response”) and noted Griffin’s covered call strategy outperformed the S&P 500 Buy-Write Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2013.  A Trustee reminded the Board that Klingenstein would delegate primary day-to-day portfolio management functions to Griffin.  After further discussion regarding the performance of Griffin and the Fund’s investment strategy, the Board determined that Griffin has the potential to deliver favorable returns for the Fund’s shareholders.

As to Griffin’s business and the qualifications of its personnel, the Trustees discussed Griffin’s operational history.  A representative of Griffin stated that the firm manages approximately $400 million in assets.  He reviewed the credentials of Griffin’s key personnel.  It was the consensus of the Board that Griffin had expertise in managing the investment portfolio of the Fund.   Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by Griffin, the Trustees reviewed Griffin’s estimates of profitability.  They reviewed the expected net profit from the Sub-Advisory Agreement, noting that it was very modest.  A discussion then ensued over the expected level of assets under management for the upcoming year.  Based on their review, the Trustees concluded that they were satisfied that Griffin’s expected level of profitability from its relationship with the Fund was not excessive.

KF Griffin Blue Chip and Covered Call Fund

Additional Information (Unaudited)(Continued)

March 31, 2014

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund.  The Trustees stated that the proposed sub-advisory fee for Griffin was 0.625% of the average daily net assets of the Fund.  They discussed the fee sharing between the adviser and sub-adviser, and the sharing of duties and responsibilities.  After further discussion, the Trustees concluded that the Fund’s proposed sub-advisory fee was acceptable.

As to economies of scale, the Trustees noted that the Sub-Advisory Agreement do not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that, if the Fund grows significantly, breakpoints may be an appropriate way for Klingenstein and Griffin to share the economies of scale with the Fund and its shareholders.  The Trustees stated that since the Fund has expected average assets under management of $10 million for the first year, and modest expectations for growth thereafter, the absence of breakpoints was acceptable under the circumstances.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund’s shareholders.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

ADVISOR

Klingenstein, Fields & Co., LLC

125 Park Avenue, 17th Floor

New York, NY 10017

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: June 4, 2014